Regulatory Capital Financial Instruments (Details) - Schedule of maturities of subordinated bond - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of maturities of subordinated bond [Abstract]
Total subordinated bonds	$ 1,733,869	$ 1,461,637
Due within 1 year [Member]
Schedule of maturities of subordinated bond [Abstract]
Total subordinated bonds
Due after 1 year but within 2 years [Member]
Schedule of maturities of subordinated bond [Abstract]
Total subordinated bonds
Due after 2 year but within 3 years [Member]
Schedule of maturities of subordinated bond [Abstract]
Total subordinated bonds
Due after 3 year but within 4 years [Member]
Schedule of maturities of subordinated bond [Abstract]
Total subordinated bonds	175,800
Due after 4 year but within 5 years [Member]
Schedule of maturities of subordinated bond [Abstract]
Total subordinated bonds		180,439
Due after 5 years [Member]
Schedule of maturities of subordinated bond [Abstract]
Total subordinated bonds	$ 1,558,069	$ 1,281,198